ORGANIZATION AND NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

The consolidated financial statements include the financial statements of Shanghai Muliang Industrial Corp. (referred to herein as “Industrial Corp.”); its wholly-owned subsidiaries which are limited liability companies in People’s Republic of China (“PRC”), Shanghai Zongbao Environment Engineering Co., Ltd. (“Zongbao”) and Shanghai Muliang Agritech Development Co., Ltd. (“Muliang Agritech”); its 99% owned subsidiary, Weihai Fukang Bio-Fertilizer Co., Ltd. (“Fukang”), a PRC limited liability company.

On July 11, 2013, Industrial Corp. established a wholly owned subsidiary, Muliang Agritech in Shanghai, China. On November 6, 2013, Industrial Corp. sold 40% of the outstanding equity of Muliang Agritech to Mr. Jianping Zhang for consideration of approximately $65,000 or RMB 400,000. Muliang Agritech does not own any assets or conduct any operations. On July 17, 2013, Industrial Corp. acquired 100% of the outstanding equity of Zongbao from Zhongbao’s former shareholders with consideration of approximately $3.2 million or RMB 20 million. Zhongbao is engaged in the business of processing and distributing organic fertilizers. On May 27, 2013, Industrial Corp. entered into and consummated an equity purchase agreement whereby it acquired 99% of the outstanding equity of Fukang, a corporation organized under the laws of the People’s Republic of China. As a result of the completion of the transaction, Fukang became a 99% owned subsidiary of Industrial Corp., with the remaining 1% equity interest owned by Mr. Hui Song. Fukang is focused on distribute organic fertilizers and develop new bio-organic fertilizers. All of Industrial Corp.’s operations are conducted by Industrial Corp., Zhongbao and Fukang. Zhongbao and Fukang’s results of operations are consolidated into those of Industrial Corp., Zhongbao, Muliang Agritech, and Fukang are sometimes referred to as the “subsidiaries”. Industrial Corp. and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

Industrial Corp. was incorporated in PRC on December 7, 2006 as a limited liability company. The Company is engaged in the business of developing, manufacturing, and selling organic fertilizers and bio-organic fertilizers for use in agricultural industry. The Company operates a fertilizer production factory around Shanghai through one of its subsidiaries, Zongbao.

Zhongbao was incorporated in Shanghai on January 25, 2008. On July 17, 2013, Industrial Corp. entered into an equity purchase agreement with Zhongbao’s former shareholders whereby Industrial Corp. acquired 100% of the equity interest of Zhongbao. Industrial Corp. acquired Zhongbao and became the sole holder of 100% of the equity interest of Zhongbao, and Zhongbao effectively became the wholly-owned subsidiary of Industrial Corp.

On May 27, 2013, Industrial Corp. entered into a share purchase agreement with Fukang’s principal shareholder whereby Industrial Corp. would acquire 99% of the equity interest of Fukang. Fukang was incorporated in Weihai City, Shandong Province on January 6, 2009.

Liquidity and going concern

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the Company as a going-concern basis. The going-concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed in the financial statements. The Company’s ability to continue as a going concern depends upon the liquidation of current assets. For the nine months ended September 30, 2015 and 2014, the Company reported net losses of $2,661,262 and $2,454,321, respectively. The Company had working capital deficit of approximately $5.0 million and $16.1 million as of September 30, 2015 and December 31, 2014. In addition, the Company had cash outflows of $2,228,102 and $230,557 from its operating activities during the nine months ended September 30, 2015 and 2014. These conditions raise a substantial doubt as to whether the Company may continue as a going concern.

In an effort to improve its financial position, the Company is working to obtain new loans from banks and related parties, renew its current loans, and to improve its operations upon its new fertilizer factories start to operate. During the nine months ended September 30, 2015, the Company obtained capital contribution of approximately $16 million from its shareholders which successfully improved the Company’s financial position as of September 30, 2015. Additionally, one of the new fertilizer factories was completed and put in operations in August 2015 and another factory was expected to put in operation in June 2016. Management believes that if successfully executed, the foregoing actions would enable the Company to continue as a going-concern.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

The consolidated financial statements include the financial statements of Shanghai Muliang Industrial Corp. (referred to herein as “Industrial Corp.”); its wholly-owned subsidiaries which are limited liability companies in People’s Republic of China (“PRC”), Shanghai Zongbao Environment Engineering Co., Ltd. (“Zongbao”) and Shanghai Muliang Agritech Development Co., Ltd. (“Muliang Agritech”); its 99% owned subsidiary, Weihai Fukang Bio-Fertilizer Co., Ltd. (“Fukang”), a PRC limited liability company.

On July 11, 2013, Industrial Corp. established a wholly owned subsidiary, Muliang Agritech in Shanghai, China. On November 6, 2013, Industrial Corp. sold 40% of the outstanding equity of Muliang Agritech to Mr. Jianping Zhang for consideration of approximately $65,000 or RMB 400,000. Muliang Agritech does not own any assets or conduct any operations. On July 17, 2013, Industrial Corp. acquired 100% of the outstanding equity of Zongbao from Zhongbao’s former shareholders with consideration of approximately $3.2 million or RMB 20 million. Zhongbao is engaged in the business of processing and distributing organic fertilizers. On May 27, 2013, Industrial Corp. entered into and consummated an equity purchase agreement whereby it acquired 99% of the outstanding equity of Fukang, a corporation organized under the laws of the People’s Republic of China. As a result of the completion of the transaction, Fukang became a 99% owned subsidiary of Industrial Corp., with the remaining 1% equity interest owned by Mr. Hui Song. Fukang is focused on distribute organic fertilizers and develop new bio-organic fertilizers. All of Industrial Corp.’s operations are conducted by Industrial Corp., Zhongbao and Fukang. Zhongbao and Fukang’s results of operations are consolidated into those of Industrial Corp. Zhongbao, Muliang Agritech, and Fukang are sometimes referred to as the “subsidiaries”. Industrial Corp. and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

Industrial Corp. was incorporated in PRC on December 7, 2006 as a limited liability company. The Company is engaged in the business of developing, manufacturing, and selling organic fertilizers and bio-organic fertilizers for use in agricultural industry. The Company operates a fertilizer production factory around Shanghai through one of its subsidiaries, Zongbao.

Zhongbao was incorporated in Shanghai on January 25, 2008. On July 17, 2013, Industrial Corp. entered into an equity purchase agreement with Zhongbao’s former shareholders whereby Industrial Corp. acquired 100% of the equity interest of Zhongbao. Industrial Corp. acquired Zhongbao and became the sole holder of 100% of the equity interest of Zhongbao, and Zhongbao effectively became the wholly-owned subsidiary of Industrial Corp.

On May 27, 2013, Industrial Corp. entered into a share purchase agreement with Fukang’s principal shareholder whereby Industrial Corp. would acquire 99% of the equity interest of Fukang. Fukang was incorporated in Weihai City, Shandong Province on January 6, 2009.

Liquidity and going concern

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the Company as a going-concern basis. The going-concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed in the financial statements. The Company’s ability to continue as a going concern depends upon the liquidation of current assets. As of December 31, 2014, the Company reported the cash balance at $183,536 and the outstanding loans which would be due in the next 12 months were $10,707,476. For the years ended December 31, 2014 and 2013, the Company reported net losses of $3,765,117 and $2,216,644, respectively. Additionally, the Company had working capital deficit of approximately $16.1 million and $9.1 million as of December 31, 2014 and 2013. These conditions raise a substantial doubt as to whether the Company may continue as a going concern.

In an effort to improve its financial position, the Company is working to obtain new loans from banks and related parties, renew its current loans, and to improve its operations upon its new fertilizer factories start to operate. One of the new fertilizer factories was completed and put in operations in August 2015 and another factory was expected to put in operation in June 2016. Management believes that if successfully executed, the foregoing actions would enable the Company to continue as a going-concern.